Share-Based Compensation	12 Months Ended
Aug. 31, 2018
Share-Based Compensation
Share-Based Compensation

13. Share-Based Compensation

On March 15, 2013, the Board of Directors of the former ultimate holding company of Shanghai OneSmart approved the Shanghai OneSmart 2013 Share Plan (the “2013 Plan”) for the purpose of providing incentives and rewards to employees and executives who contributed to the success of the Company’s operations.  11,253,906 of share options were approved under the 2013 Plan. Vesting terms included i) immediate vesting of 100% of the share options on date of grant, ii) vesting periods of 3 years, with 67% of the share options vesting on the second anniversary of the vesting commencement date, and 1/36 of the share options vesting each month thereafter, iii) a vesting periods of 4 years, with 25% of the share options vesting on the first anniversary of the vesting commencement date, and 1/48 of the share options vesting each month thereafter, or iv) vesting periods of 5 years, with 40% of the share options vesting on the second anniversary of the vesting commencement date, and 1/60 of the share options vesting each month thereafter. The share options expire 10 years from the date of grant. In addition, the share options contained a performance condition whereby no share options were exercisable until the consummation of an initial public offering (“IPO”).

The options granted to employees were accounted for as equity awards and measured at their grant date fair values. Given the performance condition was not considered probable until the IPO completion date, the Group would not have recognized any share-based compensation expense until an IPO occurred.

On February 2, 2016, the 2013 Plan was terminated. On the same day, the Board of Directors of Shanghai OneSmart approved the Substitute Share Plan (the “2015 Plan”), which replaced the 2013 Plan. Under the 2015 Plan, the IPO performance condition was removed. The employees received equity interest in Shanghai OneSmart as replacement awards for their share options under the 2013 Plan that was terminated. The employees generally received 0.3451 of fully vested shares in Shanghai OneSmart for each share option that was outstanding as of February 2, 2016, totaling 540,567 shares, which accounted for approximately 0.92% of equity interest in Shanghai OneSmart. Shanghai OneSmart also issued to the employees an additional 85,075,  212,787 and 527,383 restricted shares (the “Newly Granted Shares”), which accounted for approximately 0.14%,  0.36% and 0.90% of equity interest in Shanghai OneSmart that were fully vested on February 2, 2016 or became or to become fully vested on December 1, 2017 and 2018, respectively.

The Company accounted for the termination of the share options under the 2013 Plan and the concurrent issuance of fully vested shares of Shanghai OneSmart as replacement awards as Type III modification in accordance with ASC 718.

The Company estimated the fair value of the fully vested replacement awards on February 2, 2016 based on Shanghai OneSmart’s equity value and recognized an immediate share-based compensation expense for the 540,567 shares of Shanghai OneSmart at the intrinsic value of RMB38,189, calculated based on fair value of RMB40,344 less the purchase consideration made by the employees of RMB2,155 in total.

In connection with the Reorganization on September 17, 2017, the Company adopted the Amended and Restated 2015 Plan (the “Amended 2015 Plan”) to replace the 2015 Plan which was cancelled concurrently. Under the Amended 2015 Plan, the Board of Directors of the Company authorized to grant share options or other equity incentives to employees, directors or consultants to purchase up to an aggregate of 336,642,439 Class A ordinary shares. The employees generally received 102.10 options for each fully vested share that was outstanding as of September 17, 2017, totaling 63,880,024 fully vested options. The employees also received 16,442,655 and 49,634,837 share options at the same exchange ratio to replace the restricted shares that were vested or vesting on December 1, 2017 and 2018, respectively, as issued under the 2015 Plan. All of the share options contain a performance condition whereby no share options are exercisable until the consummation of a Qualified IPO. The share options expire 10 years from the date of grant. The Group accounted for the termination of the shares under the 2015 Plan and the concurrent issuance of options as replacement awards as a Type II modification in accordance with ASC 718, under which, the Group deferred the recognition of the incremental share-based compensation expense until the Qualified IPO occured. Upon the IPO completion date, the Group recognized incremental share-based compensation amounting to RMB39,881(US$5,839).

From November 2017 to immediately before IPO, the Group granted 164,865,010 share options under the Amended 2015 Plan.  Whereas some of the share options carry requisite service periods of four years with: i) 50%,  25% and 25% of the share options vesting on the second, third and fourth anniversary of the vesting commencement date, respectively, or ii) 50% and 50% of the share options vesting on the second and fourth anniversary of the vesting commencement date, respectively, all of the share options contain the same IPO performance condition described in the paragraph above.

In February 2018, the Board of Directors approved an evergreen term of the Amended 2015 Plan which permits an annual 2.0% increase of the total number of ordinary shares outstanding on August 31 of the preceding calendar year of the Company on the first day of each the following nine fiscal years commencing on September 1, 2018.

Subsequent to the completion of the  IPO, the Group granted 9,172,674 share options under the Amended 2015 Plan. Vesting terms included i) immediate vesting of 100% of the share options on date of grant, ii) vesting periods of 2 years, with immediate vesting of 1/3 of the share options on date of grant, first and second anniversary of the vesting commencement date, respectively; iii) a vesting period of 4 years, with 50% and 50% of the share options vesting on the second and fourth anniversary of the vesting commencement date, respectively, or iv) vesting periods of 4 years, with 25% of the share options vesting on each anniversary of the vesting commencement date.

The fair value of the share options under the 2015 Amended Plan were determined on the grant dates using the binomial option pricing model with assistance from an independent valuation firm. Subsequent to the IPO, fair value of the ordinary shares is the price of the Company’s publicly traded shares. The assumptions adopted to estimate the fair value of share options granted were as follows:

Year ended
August 31, 2018
Risk-free interest rate	2.8%-4.0%
Expected volatility	46.0%-51.5%
Suboptimal exercise factor	2.50
Fair value per ordinary share	US$0.13-US$0.35

In March 2017, the Board of Directors of Shanghai OneSmart approved an employee share incentive scheme under which, incentives are provided by certain of Shanghai OneSmart’s subsidiaries to their regional management and staff (the “Domestic Plan”). According to the scheme, the subsidiaries may grant to their employees options with independent annual performance conditions specified for each tranche of options, in four tranches, as well as an additional performance condition at the end of the fourth year based on the cumulative result of the business over the term of the four years. When vested, the options are exercisable into the subsidiaries’ equity interests. The share options expire 4 years from the date of grant.

On May 2, 2017, 120,000 options were granted to employees, accounting for 8% of the total equity interests in the subsidiaries. The exercise price ranged from RMB40 to RMB160 per option.  The options are equity awards measured at their fair values on May 2, 2017, the grant date.  Given only the achievement of the performance conditions of the first two tranches of the options was determined to be probable to be met, each of the first two tranches of the options is accounted for as a separate award with its own service inception date and an one-year requisite service period.

The Group calculated the estimated fair value of the share options under the Domestic Plan on the grant date using the binomial option pricing model with assistance from an independent valuation firm. Assumptions used to determine the fair value of the share options granted under the Domestic Plan during the year ended August 31, 2017 is summarized in the following table.

For the year ended
August 31, 2017
Risk-free interest rate	4.8%
Expected volatility	47.3%
Suboptimal exercise factor	2.50
Fair value per ordinary share	RMB203.20 and RMB285.30

A summary of the activities under the 2015 Plan is as follows:

		Weighted	Weighted
	Number of	average	average	Aggregate
	share	exercise	grant date	intrinsic
	options	price	fair value	value
		RMB	RMB	RMB

Outstanding as of September 1, 2016	740,171	1.00	74.63	23,114
Forfeited	(93,007)	1.00	74.63
Outstanding as of August 31, 2017	647,164	1.00	74.63	30,082
Expected to vest as of August 31, 2017	647,164	1.00	74.63	30,082
Terminated on September 17, 2017	(647,164)	1.00	74.63
Outstanding as of August 31, 2018	—	—	—	—

A summary of the activities under the Amended 2015 Plan is as follows:

					Weighted
		Weighted	Weighted		average
	Number of	average	average	Aggregate	remaining
	share	exercise	grant date	intrinsic	contractual
	options	price	fair value	value	term
		US$	US$	US$
Outstanding as of September 1, 2017	—	—	—	—	—
Granted	303,995,200	0.03	0.16
Forfeited	(2,804,550)	0.08	0.09
Outstanding as of August 31, 2018	301,190,650	0.03	0.16	54,133	8.59
Vested and expected to vest as of August 31, 2018	301,190,650	0.03	0.16	54,133	8.59

A summary of the activities under the Domestic Plan is as follows:

		Weighted	Weighted
	Number of	average	average	Aggregate
	share	purchase	grant date	intrinsic
	options	price	fair value	value
		RMB	RMB	RMB
Outstanding as of September 1, 2016	—	—	—	—
Granted	120,000	93.33	151.19
Forfeited	—	—	—
Outstanding as of August 31, 2017	120,000	93.33	151.19	7,023
Vested and expected to vest as of August 31, 2017	60,000	93.33	151.19	4,751
Granted	—	—	—
Forfeited	—	—	—
Outstanding as of August 31, 2018	120,000	93.33	151.19	79,990
Vested and expected to vest as of August 31, 2018	60,000	93.33	151.19	40,795

The aggregate intrinsic value is calculated as the difference between the exercise price of the awards and the fair value of the underlying ordinary shares at each reporting date, for those awards that had exercise price below the estimated fair value of the relevant ordinary shares.

Under the Amended 2015 Plan, the outstanding unvested awards resulted in an aggregate intrinsic value of RMB371,969 and total unrecognized share-based compensation expense related to the unvested awards was RMB59,935 as of August 31, 2018. The expense is expected to be recognized over a weighted-average period of 1.03 years.

Under the Domestic Plan, outstanding options with purchase price below the fair value of Hangzhou OneSmart and Guangzhou OneSmart’s equity resuled in an aggregate intrinsic value of RMB79,990 as of August 31, 2018. As of August 31, 2018, total share-based compensation expense related to awards expected to vest but not yet recognized was nil.

The Company recognized share-based compensation expense for the years ended August 31, 2016, 2017 and 2018 as follows:

	For the years ended August 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Sales and marketing	795	735	2,113	309
General and administrative	56,553	24,240	144,373	21,138
Total share-based compensation expense	57,348	24,975	146,486	21,447